Information on how numbers were calculated (Details 11) - EUR (€)	Dec. 31, 2019	Dec. 31, 2018
SummaryOfInformationOnHowNumbersWereCalculatedLineItems [Line Items]
Other assets	€ 3,953,100	€ 1,588,702
Prepaid expenses
SummaryOfInformationOnHowNumbersWereCalculatedLineItems [Line Items]
Other assets	1,920,153	1,032,676
Pre-payments
SummaryOfInformationOnHowNumbersWereCalculatedLineItems [Line Items]
Other assets	698,891	14,067
Others
SummaryOfInformationOnHowNumbersWereCalculatedLineItems [Line Items]
Other assets	€ 1,334,056	€ 541,419